Group information - Summary of Information about Subsidiaries (Parenthetical) (Detail)				12 Months Ended
	Apr. 30, 2019	Mar. 14, 2019	Mar. 06, 2019	Dec. 31, 2019
Omnigon Group [Member]
Disclosure of subsidiaries [line items]
Ownership percent in associates acquired	28.10%
Infront International Holdings AG [Member]
Disclosure of subsidiaries [line items]
Percentage of voting rights in subsidiary		5.70%	94.30%	100.00%